Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	1.15
Maximum Aggregate Offering Price	$ 2,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 317.63
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such additional shares of TELA Bio, Inc.'s (the "Registrant") common stock, par value $0.001 per share (the "Common Stock") as may be issuable with respect to the shares being registered hereunder to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. Consists of shares of the Registrant's Common Stock issuable to the selling stockholder upon exercise of an outstanding warrant to purchase Common Stock. Such shares of Common Stock will be offered for resale by the selling stockholder pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant's Common Stock on December 8, 2025, as reported on The Nasdaq Global Market.